U.S. Bond Enhanced Index Fund	07/01/2010 - 06/30/2011

ICA File Number: 811-10093
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2011

======================== U.S. BOND ENHANCED INDEX FUND =========================

JP MORGAN CHASE CAP XV 5.375% DUE MARCH 15, 2035

Ticker:       N/A            Security ID:  B06K0T2
Meeting Date: DEC 01, 2010   Meeting Type: Consent and Tender
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Holders will receive the total          N/A       Yes          Management
      consideration of USD 1,000.00 per USD
      1,000 P/A which includes the early
      tender payment of USD 50.00 per USD
      1,000 P/A.

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